Long-Term Investments (Details) - USD ($)				12 Months Ended
	Aug. 16, 2025	Feb. 13, 2025	Nov. 20, 2024	Mar. 31, 2025	Jul. 02, 2025
Long-Term Investment [Line Items]
Aggregate purchase price value			$ 15,000,000
Cash			$ 7,500,000
Shares issued (in Shares)				2,126,729
Additional ordinary shares (in Shares)				262,325
Weighted average price of consideration shares trading days				30 days
Agreement to pay shortfall consideration shares				$ 7,500,000
Cash consideration				7,500,000
Investment cost				7,500,000
Total consideration amount				$ 71,045
Forecast [Member]
Long-Term Investment [Line Items]
Cash					$ 10,000,000
Cloushelf [Member]
Long-Term Investment [Line Items]
Ownership percentage				13.50%
Ordinary Shares [Member]
Long-Term Investment [Line Items]
Shares issued (in Shares)		1,149,998		2,201,665
Business Combination, Series of Individually Immaterial Business Combinations [Member]
Long-Term Investment [Line Items]
Cash consideration				$ 5,000,000
GCL Global [Member]
Long-Term Investment [Line Items]
Shares issued (in Shares)				262,325
Maximum [Member] | Nekcom SPA, [Member]
Long-Term Investment [Line Items]
Consideration shares exceeds value				$ 1,200,000
Maximum [Member] | VWAP [Member]
Long-Term Investment [Line Items]
Consideration shares exceeds value				7,500,000
Minimum [Member] | Nekcom SPA, [Member]
Long-Term Investment [Line Items]
Consideration shares exceeds value				1,200,000
Minimum [Member] | VWAP [Member]
Long-Term Investment [Line Items]
Consideration shares exceeds value				7,500,000
Series B preferred Share [Member]
Long-Term Investment [Line Items]
Purchase agreement shares (in Shares)			12,250,000
Series B preferred Share [Member] | Nekcom SPA, [Member]
Long-Term Investment [Line Items]
Ownership percentage			20.00%
Series B preferred Share [Member] | Ordinary Shares [Member]
Long-Term Investment [Line Items]
Ordinary shares value			$ 7,500,000
Series B preferred Share [Member] | Business Combination, Series of Individually Immaterial Business Combinations [Member] | Forecast [Member]
Long-Term Investment [Line Items]
Cash consideration	$ 2,500,000
Series of Individually Immaterial Asset Acquisitions [Member]
Long-Term Investment [Line Items]
Acquisition cost				$ 364,229